Weighted Average Useful Lives from Date of Purchase of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2024
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	11 years
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	5 years
Intellectual property right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	7 years
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	8 years